Other non-current assets (Details) € in Thousands, $ in Thousands	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Other non-current assets
Value added taxes recoverable		$ 1,699		€ 1,487
Related party advances (Note 24)		1,855		1,307
Other		2,307		1,327
Other non-current assets	$ 3,410	$ 5,861	$ 4,121	€ 4,121